Share Capital - Additional Information (Detail) ¥ / shares in Units, ¥ in Millions						1 Months Ended
	Sep. 01, 2005 CNY (¥) shares	Sep. 01, 2005 $ / shares	Apr. 07, 2000 CNY (¥) shares	Apr. 07, 2000 $ / shares	Apr. 06, 2000 $ / shares	Oct. 31, 2007 CNY (¥) ¥ / shares shares	Nov. 05, 1999 ¥ / shares shares
Disclosure of classes of share capital [Line Items]
Number of state-owned shares issued							160,000,000,000
Number of state-owned shares issued, par value per share | ¥ / shares							¥ 1.00
Number of shares issued			17,582,418,000
Number of shares issued, net proceeds | ¥			¥ 20,000
A shares [member]
Disclosure of classes of share capital [Line Items]
Number of shares issued						4,000,000,000
Number of shares issued, price | ¥ / shares						¥ 16.70
Number of shares issued, net proceeds | ¥						¥ 66,243
H shares [member]
Disclosure of classes of share capital [Line Items]
Number of shares issued	3,196,801,818		13,447,897,000
Number of ordinary shares represented by 1 ADS			100
Number of shares issued, price | $ / shares		$ 6.00		$ 1.28
Number of shares issued, net proceeds | ¥	¥ 19,692
Number of state-owned shares converted for sale in the Global Offering			1,758,242,000
Number of shares sold	319,680,182
American depositary shares [member]
Disclosure of classes of share capital [Line Items]
Number of shares issued			41,345,210
Number of shares issued, price | $ / shares					$ 16.44